BANK LOANS - Short-term bank loans (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
BANK LOANS
Short-term bank loans	¥ 12,336,285	$ 1,737,529	¥ 12,451,481
Bank of Kunlun
BANK LOANS
Short-term bank loans	827,000	116,481	950,000
Industrial and Commercial Bank of China
BANK LOANS
Short-term bank loans	10,007,639	1,409,546	10,000,000
China Construction Bank
BANK LOANS
Short-term bank loans	¥ 1,501,646	$ 211,502	¥ 1,501,481